RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information for Fiera Capital Small/Mid-Cap Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 13, 2019 (Accession No. 0001140361-19-009003), which is incorporated herein by reference.